Consolidated Balance Sheets (USD $)	Oct. 31, 2012	Jan. 31, 2012	Jan. 31, 2011
Current assets:
Cash	$ 384,358	$ 828,181	$ 1,268,254
Other receivables	0	5,907	0
Prepaid expenses	22,808	27,556	0
Prepaid expenses - related party		0	33,784
Total current assets	407,166	861,644	1,302,038
Property and equipment, net	6,544	7,865	0
Mining rights	91,250	47,500	20,000
Total assets	504,960	917,009	1,322,038
Current liabilities:
Accounts payable	83,894	50,333	27,129
Accounts payable - related party	67,682	0	52,250
Derivative liabilities	79,322	1,817,100	2,305,770
Other accrued liabilities - related party	43,000	2,500	2,500
Total current liabilities	273,898	1,869,933	2,387,649
Total liabilities	273,898	1,869,933	2,387,649
Stockholders' equity (deficit):
Preferred stock, par value $0.001 per share, 22,000,000 shares authorized; 22,000,000 shares issued and outstanding	22,000	22,000	22,000
Common stock, par value $0.001 per share, 300,000,000 shares authorized; 115,201,260 and 109,451,260 shares issued and outstanding at October 31, 2012 and January 31, 2012, respectively	115,201	109,451	92,701
Additional paid-in capital	2,459,590	2,037,546	1,678,791
Deficit accumulated during the exploration stage	(2,365,729)	(3,121,921)	(2,859,103)
Total stockholders' equity (deficit)	231,062	(952,924)	(1,065,611)
Total liabilities and stockholders' equity (deficit)	$ 504,960	$ 917,009	$ 1,322,038